Accounts Receivable, Net (Details) - Schedule of Allowance of Doubtful Accounts - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the period	$ 8,047,527	$ 5,744,387
Current year addition	125,369	1,760,973
Foreign currency translation adjustments	(323,765)	(347,129)
Balance at end of the period	$ 7,849,131	$ 7,158,231